INVENTORIES, NET - Change of inventories provision (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
INVENTORIES, NET
Beginning balance	$ 95,756	$ 885,709
Addition	(53,200)	(813,619)
Exchange rate difference	(2,196)	23,666
Ending balance	$ 40,360	$ 95,756